Form N-1A Cover	Jun. 25, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Harris Oakmark ETF Trust
Entity Central Index Key	0002035827
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 25, 2026
Prospectus Date	Nov. 11, 2025